RELATED PARTY BALANCES AND TRANSACTIONS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Cash and cash equivalent	$ 10,465,888	$ 11,688,383	$ 4,937,538	$ 1,344,659
Short-term investments	6,688,871	2,411,074		859,388
Amounts due from related parties	6,780	61,200		871
Amounts due to related parties	67,143	79,090		$ 8,627
Amount earned by the company	63,408	61,320	565
Amount incurred by the company	208,348	172,334	158,870
Cloud service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Amount incurred by the company	206,020	170,291	152,429
SMS channel service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Amount incurred by the company	131	49	135
Software purchased
RELATED PARTY BALANCES AND TRANSACTIONS
Amount incurred by the company	8	17	1,300
Other services
RELATED PARTY BALANCES AND TRANSACTIONS
Amount incurred by the company	2,189	1,977	5,006
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Amount earned by the company	108	320	$ 565
Airstar bank | Technology services
RELATED PARTY BALANCES AND TRANSACTIONS
Amount earned by the company	63,300	61,000
Related Party
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	6,780	61,200
Amounts due to related parties	67,143	79,090
Related Party | Deposits receivables
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	6,753
Related Party | ESOP management service income
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	27
Related Party | Tencent Group
RELATED PARTY BALANCES AND TRANSACTIONS
Cash and cash equivalent		486,150
Short-term investments	53,859
Related Party | Tencent Group | Cloud equipment and services
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	63,803	62,377
Related Party | Tencent Group | ESOP management service income
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	1,546	15,001
Related Party | Tencent Group | SMS channel service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	$ 1,794	1,712
Related Party | Airstar bank
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		$ 61,200